Operating Leases	6 Months Ended
Jun. 30, 2026
Operating Leases [Abstract]
OPERATING LEASES

7. OPERATING LEASES

As of June 30, 2026 and December 31, 2025, the Company leases office spaces in the United States and Singapore under non-cancelable operating leases, with terms ranging within 12 months. The Company applied practical expedient to account for short-term leases with a lease term within 12 months. The Company records operating lease expense in its consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term and records variable lease payments as incurred. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. For operating leases that include rent holidays and rent escalation clauses, the Company recognizes lease expense on a straight-line basis over the lease term from the date it takes possession of the leased property. The Company records the straight-line lease expense and any contingent rent, if applicable, in the account of “general and administrative expenses” on the consolidated statements of operations and comprehensive loss.

For the six months ended June 30, 2026 and 2025, the Company recorded rent expenses of $5,300 and $15,900, respectively.